Movements in Equity (Details) £ in Thousands	12 Months Ended
	Jun. 30, 2024 GBP (£) shares	Jun. 30, 2023 GBP (£) shares	Jun. 30, 2022 GBP (£)	Feb. 29, 2024 shares	Jun. 09, 2023 shares	Feb. 08, 2022 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise of options	£ 6,667	£ 5,578	£ 8,926
Increase in merger relief reserve due to issuance of equity related to acquisition	13,807	18,143	1,505
Decrease in other reserves due to issuance of equity related to acquisition	£ (13,807)	£ (18,143)	(1,505)
Number of shares to be issued (in shares) | shares	708,248	215,792
Reserve of exchange differences on translation	£ (3,041)	£ (9,999)	6,580
GalaxE | Class A ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares to be issued (in shares) | shares				545,802
DEK Corporation Pty Ltd | Class A ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares to be issued (in shares) | shares					146,572
Business Agility Consulting BAC | Class A ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares to be issued (in shares) | shares						15,874
Share capital
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise of options	11	16	21
Increase in merger relief reserve due to issuance of equity related to acquisition	14	4
Decrease in other reserves due to issuance of equity related to acquisition	(14)	(4)
Share capital | GalaxE
Disclosure of terms and conditions of share-based payment arrangement [line items]
Increase in merger relief reserve due to issuance of equity related to acquisition	10
Decrease in other reserves due to issuance of equity related to acquisition	(10)
Share premium
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise of options	6,655	5,473	8,905
Merger relief reserve | GalaxE
Disclosure of terms and conditions of share-based payment arrangement [line items]
Increase in merger relief reserve due to issuance of equity related to acquisition	13,800
Decrease in other reserves due to issuance of equity related to acquisition	(13,800)
Merger relief reserve | DEK Corporation Pty Ltd
Disclosure of terms and conditions of share-based payment arrangement [line items]
Increase in merger relief reserve due to issuance of equity related to acquisition	5,300
Decrease in other reserves due to issuance of equity related to acquisition	(5,300)
Merger relief reserve | Business Agility Consulting BAC
Disclosure of terms and conditions of share-based payment arrangement [line items]
Increase in merger relief reserve due to issuance of equity related to acquisition	1,500
Decrease in other reserves due to issuance of equity related to acquisition	(1,500)
Other reserves
Disclosure of terms and conditions of share-based payment arrangement [line items]
Increase in merger relief reserve due to issuance of equity related to acquisition	(6,842)	5,337	1,505
Decrease in other reserves due to issuance of equity related to acquisition	6,842	(5,337)	(1,505)
Other comprehensive income, net of tax, gains (losses) on hedging instruments that hedge investments in equity instruments	200
Reserve of exchange differences on translation	278
Other reserves | DEK Corporation Pty Ltd
Disclosure of terms and conditions of share-based payment arrangement [line items]
Increase in merger relief reserve due to issuance of equity related to acquisition	(5,300)
Decrease in other reserves due to issuance of equity related to acquisition	5,300
Other reserves | Business Agility Consulting BAC
Disclosure of terms and conditions of share-based payment arrangement [line items]
Increase in merger relief reserve due to issuance of equity related to acquisition	(1,500)
Decrease in other reserves due to issuance of equity related to acquisition	1,500
Foreign exchange translation reserve
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reserve of exchange differences on translation	(3,319)	£ (9,999)	£ 6,580
Foreign exchange translation reserve | DEK Corporation Pty Ltd
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reserve of exchange differences on translation	£ (3,300)